Average Annual Total Returns - Victory Sycamore Mid Cap Value Portfolio	Apr. 30, 2021
Russell Midcap Value Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	4.96%
5 Years	9.73%
10 Years	10.49%
Since Inception
Class A
Average Annual Return:
1 Year	7.87%
5 Years	9.81%
10 Years	8.80%
Since Inception
Class B
Average Annual Return:
1 Year	7.64%
5 Years	9.54%
10 Years	8.52%
Since Inception
Class E
Average Annual Return:
1 Year	7.71%
5 Years	9.65%
10 Years
Since Inception	9.48%
Inception Date	Apr. 25, 2012